LONG-TERM DEPOSITS AND PREPAYMENTS	12 Months Ended
Dec. 31, 2020
LONG-TERM DEPOSITS AND PREPAYMENTS
LONG-TERM DEPOSITS AND PREPAYMENTS
4.	LONG-TERM DEPOSITS AND PREPAYMENTS
The Company’s subsidiaries and VIEs are required to pay certain amounts of deposit to airline companies and hotel suppliers. The subsidiaries and VIEs are also required to pay deposit to local travel bureau as pledge for insurance of traveler’s safety.
Components of long-term deposits and prepayments as of December 31, 2019 and 2020 were as follows (RMB in millions):

	2019	2020

Deposits paid to airline suppliers	209	221
Deposits paid to advertising suppliers	88	54
Deposits paid to hotel suppliers	36	13
Prepayments for purchase of long lived assets	517	3
Others	150	120

Total	1,000	411